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                                   NEW YORK LIFE INSURANCE COMPANY
                                   51 Madison Avenue, New York, NY 10010
                                   (212) 576-7894  Fax: (212) 447-4268
                                   E-mail : Mary_Marsden-Cochran@newyorklife.com www.newyorklife.com

                                   MARY MARSDEN-COCHRAN
                                   Associate General Counsel

VIA EDGAR

May 1, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation
      Corporate Sponsored Variable Universal Life
      Separate Account - I
      File No. 333-07617

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 19, 2006 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 19, 2006.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7894.

Very truly yours,

/s/ Mary Marsden-Cochran

Mary Marsden-Cochran